Inventories, Net	12 Months Ended
Mar. 31, 2026
Disclosure of inventory [abstract]
Inventories, Net
7.
INVENTORIES, NET

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Raw Materials	11,705	11,834
Work-in-progress	968	2,782
Finished goods	6,223	20,445
Less: Allowance for inventories obsolescence	(1,741)	(2,515)
Total inventories, net	17,155	32,546

For the year ended March 31, 2026, inventories cost of $69.7 million (2025: $82.0 million, 2024: $70.4 million) were recognized as an expense and included in “cost of revenue”.

Allowance for inventories obsolescence amounted to $0.1 million was recognized during the year ended March 31, 2026. Allowance for inventories obsolescence amounted to $0.6 million was recognized during the year ended March 31, 2025. For the period June 16, 2023 to March 31, 2024 and April 1, 2023 to June 15, 2023, a reversal of allowance for inventories obsolescence of $0.3 million and $0.006 million were recognized, respectively. The write-downs and reversals are included in “cost of revenue”. Previous allowances of $0.9 million have been reversed during the year ended March 31, 2026 as certain related inventories were sold and their value was realized during the respective period.